CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Mezzanine equity preferred stock, par value (in dollars per share)	$ 0.0001
Mezzanine equity preferred stock, shares issued	6,824,582
Mezzanine equity preferred stock, shares outstanding	6,824,582
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares outstanding	11,235,566	35,918,916
Treasury stock, shares acquired, par value method		1,291,441
Treasury stock, shares acquired, cost method		2,756,419